Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2012	2011	2010
Raw materials	$3,573	$3,766	$2,766
Work-in-process	2,920	2,959	1,483
Finished goods	8,767	7,562	5,098
Supplies	287	257	240
Total inventories	$15,547	$14,544	$9,587

We had long-term material purchase obligations of approximately $2,421 million at December 31, 2012.